SHORT TERM INVESTMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
OTTI loss, held-to-maturity investments	$ 0
OTTI loss, available-for-sale investments	$ 0
Maximum [Member]
Derivative, Remaining Maturity	98 days
Derivative, Fixed Interest Rate	4.48%
Minimum [Member]
Derivative, Remaining Maturity	30 days
Derivative, Fixed Interest Rate	3.90%